Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ (6)	$ 534	$ (539)
Less: Comprehensive income attributable to noncontrolling interests	(5)	(12)	(13)
Comprehensive income attributable to Willis Group Holdings	(11)	522	(552)
Willis Group Holdings — the Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(11)	522	(552)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	(11)	522	(552)
The Guarantors
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	69	565	(494)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	69	565	(494)
Other
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	49	636	(519)
Less: Comprehensive income attributable to noncontrolling interests	(5)	(12)	(13)
Comprehensive income attributable to Willis Group Holdings	44	624	(532)
Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(113)	(1,189)	1,026
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (113)	$ (1,189)	$ 1,026